Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about inventory

	At December 31,
(€ million)	2025	2024
Finished goods and goods for resale	12,161	11,242
Work-in-progress, raw materials and manufacturing supplies	9,992	9,619
Total Inventories	22,153	20,861

Disclosure of significant changes in contract assets and contract liabilities	Changes in
the Company's service contract liability for the year ended December 31, 2025, were as follows:

(€ million)	At January 1, 2025	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/ (Liabilities) held for sale	Other changes	At December 31, 2025
Service contract liability	2,730	801	(873)	—	(470)	2,188